Consolidated Statement of Changes in Equity - EUR (€) € in Millions		Total	Called up share capital [member]	Share Premium Account [member]	Unification Reserves [Member]	Other reserves [member]	Retained profit [member]	Equity Attributable to Owners of Parent [member]	Non-controlling Interests [member]
Beginning balance at Dec. 31, 2017		€ 14,198	€ 484	€ 130		€ (13,587)	€ 26,413	€ 13,440	€ 758
Hyperinflation restatement to 1 January 2018 at Dec. 31, 2017		393					393	393
Beginning balance after restatement at Dec. 31, 2017		14,591	484	130		(13,587)	26,806	13,833	758
Profit or loss for the period		9,788					9,369	9,369	419
Other comprehensive income net of tax:
Gains/(losses) on equity instruments measured at fair value through other comprehensive income		51				51		51
Cash flow hedges		(55)				(56)		(56)	1
Remeasurement of defined benefit pension plans		(328)					(330)	(330)	2
Currency retranslation gains/(losses)		(839)				(814)	(10)	(824)	(15)
Total comprehensive income		8,617				(819)	9,029	8,210	407
Dividends on ordinary capital		(4,081)					(4,081)	(4,081)
Repurchase of shares	[1]	(6,020)				(6,020)		(6,020)
Cancellation of treasury shares	[2]		(20)			5,069	(5,049)
Movements in treasury shares	[3]	(253)				(8)	(245)	(253)
Share-based payment credit	[4]	196					196	196
Dividends paid to non-controlling interests		(342)							(342)
Currency retranslation gains/(losses) net of tax		(1)		(1)				(1)
Hedging gain/(loss) transferred to non-financial assets		71				71		71
Other movements in equity	[5]	(661)				76	(634)	(558)	(103)
Ending balance at Dec. 31, 2018		12,117	464	129		(15,218)	26,022	11,397	720
Impact of adopting IFRIC 23 at Dec. 31, 2018		(38)					(38)	(38)
Beginning balance after restatement at Dec. 31, 2018		12,079	464	129		(15,218)	25,984	11,359	720
Profit or loss for the period		6,026					5,625	5,625	401
Other comprehensive income net of tax:
Gains/(losses) on equity instruments measured at fair value through other comprehensive income		29				25		25	4
Cash flow hedges		176				176		176
Remeasurement of defined benefit pension plans		353					352	352	1
Currency retranslation gains/(losses)		(15)				(18)	2	(16)	1
Total comprehensive income		6,569				183	5,979	6,162	407
Dividends on ordinary capital		(4,223)					(4,223)	(4,223)
Cancellation of treasury shares	[2]		(44)			9,416	(9,372)
Movements in treasury shares	[3]	(167)				64	(231)	(167)
Share-based payment credit	[4]	151					151	151
Dividends paid to non-controlling interests		(435)							(435)
Currency retranslation gains/(losses) net of tax		5		5				5
Hedging gain/(loss) transferred to non-financial assets		32				32		32
Other movements in equity		(125)				(51)	(76)	(127)	2
Ending balance at Dec. 31, 2019		13,886	420	134		(5,574)	18,212	13,192	694
Profit or loss for the period		6,073					5,581	5,581	492
Other comprehensive income net of tax:
Gains/(losses) on equity instruments measured at fair value through other comprehensive income		78				68		68	10
Cash flow hedges		60				62		62	(2)
Remeasurement of defined benefit pension plans		215					217	217	(2)
Currency retranslation gains/(losses)		(2,590)				(2,356)	(22)	(2,378)	(212)
Total comprehensive income		3,836				(2,226)	5,776	3,550	286
Dividends on ordinary capital		(4,300)					(4,300)	(4,300)
Issue of PLC ordinary shares as part of Unification	[6]		51				(51)
Cancellation of NV ordinary shares as part of Unification	[6]		(233)	(20)			253
Other effects of Unification	[7]		(146)	73,364	€ (73,364)	132	14
Movements in treasury shares	[3]	62				220	(158)	62
Share-based payment credit	[4]	108					108	108
Dividends paid to non-controlling interests		(559)							(559)
Currency retranslation gains/(losses) net of tax		(6)		(6)				(6)
Hedging gain/(loss) transferred to non-financial assets		12				10		10	2
Net gain arising from Horlicks acquisition	[8]	4,848					2,930	2,930	1,918
Other movements in equity	[5]	(232)				(44)	(236)	(280)	48
Ending balance at Dec. 31, 2020		€ 17,655	€ 92	€ 73,472	€ (73,364)	€ (7,482)	€ 22,548	€ 15,266	€ 2,389

[1]	Repurchase of shares reflects the cost of acquiring ordinary shares as part of the share buyback programmes announced on 19 April 2018 and 6 April 2017.
[2]	During 2019, 254,012,896 NV ordinary shares and 18,660,634 PLC ordinary shares were cancelled and in 2018 122,965,077 PLC ordinary shares were cancelled. The amount paid to repurchase these shares was initially recognised in other reserves and is transferred to retained profit on cancellation.
[3]	Includes purchases and sales of treasury shares, and transfer from treasury shares to retained profit of share-settled schemes arising from prior years and differences between exercise and grant price of share options.
[4]	The share-based payment credit relates to the non-cash charge recorded against operating profit in respect of the fair value of share options and awards granted to employees.
[5]	2020 includes €163 million paid for purchase of the non-controlling interest in Unilever Malaysia. 2018 includes a €662 million premium paid for purchase of the non-controlling interest in Unilever South Africa from Remgro.
[6]	As part of Unification (see note 1 for further details), the shareholders of NV were issued new PLC ordinary shares, and all NV shares in issue were cancelled. The net impact is recognised in retained profit.
[7]	Includes the reduction of PLC’s share capital following the cessation of the Equalisation Agreement. Prior to Unification, a conversion rate of £1= €5.143 was used in accordance with the Equalisation Agreement to translate PLC’s share capital. Following Unification, PLC’s share capital has been translated using the exchange rate at the date of Unification. To reflect the legal share capital of the PLC company, an increase to share premium of €73,364 million and a debit unification reserve for the same amount have been recorded as there is no change in the net assets of the group. This debit is not a loss as a matter of law.
[8]	Consideration for the Main Horlicks Acquisition included the issuance of shares in a group subsidiary, Hindustan Unilever Limited, which resulted in a net gain being recognised within equity. See note 21 for further details.